Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net loss	$ (36,562)	$ (65,302)
Other comprehensive loss for the period Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences, net of tax	(621)
Total comprehensive loss for the period	(37,183)	(65,302)
Comprehensive income (loss) attributable to non-controlling interests, net of tax	45,684	(22,101)
Total comprehensive loss attributable to Cresco Labs Inc.	$ (82,547)	$ (43,201)